Note 9 - Segment Information	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
9—SEGMENT INFORMATION

In July of fiscal year 2002, the Company announced an organizational realignment that created two operating divisions within the Company. For reporting purposes, this organizational realignment created three reporting segments: the holding company, EDAP TMS S.A. (‘EDAP TMS Corporate’), the High Intensity Focused Ultrasound (‘HIFU’) Division and the Urological Devices and Services (‘UDS’) Division.Then, in 2007, the Company created a new reporting segment dedicated to the FDA approval for Ablatherm-HIFU activity. Segment operating profit or loss are determined in accordance with the same policies as those described in the summary of significant accounting policies except that interest income and expense, current and deferred income taxes, are not allocated to individual segments. A reconciliation of segment operating profit or loss to consolidated net loss is as follows:

	6 months 2016	6 months 2015
Segment operating loss	388	(839)
Interest income, net	2,891	(1,344)
Foreign Currency exchange (losses) gains, net	671	303
Other income, net	-	(3)
Income tax (expense) credit net	(91)	(69)
Consolidated net loss net	3,859	(1,953)

26

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

A summary of the Company’s operations by business unit is presented below for periods ending June 30, 2016 and 2015:

	HIFU Division	UDS Division	EDAP TMS Corporate	FDA	Total consolidated
6 months 2016
Sales of Goods (incl. consumables)	4,536	6,725	-	-	11,261
Sales of RPPs & Leases,	1,811	766	-	-	2,578
Sales of Spare Parts & Services	328	2,750	-	-	3,078
Total Net Sales	6,676	10,241	-	-	16,917
Other Revenues	6	2	-	-	8
Total Revenues	6,682	10,243	-	-	16,925
Gross Profit	4,081	3,672	-	-	7,753
Research & Development	(1,048)	(653)	-	-	(1,701)
SG&A + Depreciation	(1,979)	(2,996)	(689)	-	(5,664)
Operating income (loss)	1,054	23	(689)	-	388

	HIFU Division	UDS Division	EDAP TMS Corporate	FDA	Total consolidated
6 months 2015
Sales of Goods (incl. consumables)	2,318	6,785	-	-	9,103
Sales of RPPs & Leases,	1,297	822	-	-	2,119
Sales of Spare Parts & Services	333	2,497	-	-	2,830
Total Net Sales	3,948	10,104	-	-	14,052
Other Revenues	2	-	-	-	2
Total Revenues	3,950	10,104	-	-	14,054
Gross Profit	2,158	3,753	-	-	5,911
Research & Development	(745)	(455)	-	(312)	(1,512)
SG&A + Depreciation	(1,504)	(3,014)	(721)	-	(5,238)
Operating income (loss)	(91)	284	(721)	(312)	(839)